CONSOLIDATED INCOME STATEMENT - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Continuing operations
Net sales		$ 5,146,734	$ 7,294,055	$ 7,658,588
Cost of sales		(4,087,317)	(5,107,495)	(5,279,300)
Gross profit		1,059,417	2,186,560	2,379,288
Selling, general and administrative expenses		(1,119,227)	(1,365,974)	(1,509,976)
Impairment charge		(622,402)
Other operating income		33,393	23,004	15,059
Other operating expenses		(14,252)	(11,199)	(12,558)
Operating (loss) income		(663,071)	832,391	871,813
Finance income		18,387	47,997	39,856
Finance cost		(27,014)	(43,381)	(36,942)
Other financial results		(56,368)	14,667	34,386
(Loss) income before equity in earnings of non-consolidated companies and income tax		(728,066)	851,674	909,113
Equity in earnings of non-consolidated companies		108,799	82,036	193,994
(Loss) income before income tax		(619,267)	933,710	1,103,107
Income tax		(23,150)	(202,452)	(229,207)
(Loss) income for the year		(642,417)	731,258	873,900
Attributable to:
Owners of the parent		(634,418)	742,686	876,063
Non-controlling interests		(7,999)	(11,428)	(2,163)
(Loss) income for the year		$ (642,417)	$ 731,258	$ 873,900
Earnings per share attributable to the owners of the parent during the year:
Weighted average number of ordinary shares (thousands) (in shares)		1,180,537	1,180,537	1,180,537
Continuing operations
Basic and diluted earnings (losses) per share (in dollars per share)		$ (0.54)	$ 0.63	$ 0.74
Basic and diluted earnings per ADS (U.S. dollars per ADS) (in dollars per share)	[1]	$ (1.07)	$ 1.26	$ 1.48

[1]	Each ADS equals two shares.